BUSINESS COMBINATIONS (Details) - USD ($) $ in Thousands			1 Months Ended		5 Months Ended	11 Months Ended	12 Months Ended
	Jan. 20, 2015	Mar. 28, 2014	May 31, 2016	Feb. 29, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2014
Golar Tundra [Member]
Business Acquisition
Percentage of voting interests acquired			100.00%
Golar Eskimo
Business Acquisition
Business Combination, Consideration Transferred	$ 226,010
Percentage of voting interests acquired	100.00%
Cash consideration paid to Golar	$ 388,800
Assumed bank debt	$ (162,830)
Revenue of acquiree					$ 22,000	$ 22,000
Net income of acquiree					$ 12,900	18,600
Golar Igloo
Business Acquisition
Business Combination, Consideration Transferred		$ 156,001
Percentage of voting interests acquired		100.00%
Cash consideration paid to Golar		$ 310,000
Assumed bank debt		(161,270)
Revenue of acquiree								$ 43,200
Net income of acquiree								$ 22,300
Fair value of interest rate swap asset		3,600
Purchase price adjustments on acquisition		$ 3,600
Charter-hire Revenues, Golar Eskimo | Golar Eskimo
Business Acquisition
Related party transaction fees						$ 12,900
Golar | Golar Tundra [Member]
Business Acquisition
Business Combination, Consideration Transferred			$ 330,000	$ 330,000
West Africa Gas Limited | Golar Tundra [Member]
Business Acquisition
Duration of Charter							5 years